Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Profit for the year	$ 297,247	$ 80,516	$ 3,289
Adjustments for:
Depreciation	228,639	202,953	177,213
Impairment loss	68,287	153,669	28,627
Loss on disposal of non-current assets	406	1,100	572
Share of profit of associates	(4,562)	(1,969)	(2,192)
Financial income	(4,118)	(142)	(726)
Financial costs	184,675	166,955	165,281
Loss/(gain) on derivatives (excluding realized gain/(loss) on forward foreign exchange contracts held for trading)	(80,742)	(23,817)	85,222
Non-cash defined benefit obligations			57
Share-based compensation	760	3,448	5,849
Adjusted profit	690,592	582,713	463,192
Movements in operating assets and liabilities:
(Increase)/decrease in trade and other receivables including related parties, net	6,218	7,482	(11,361)
(Increase)/decrease in prepayments and other assets	(2,454)	3,205	(4,239)
Decrease/(increase) in inventories	(156)	(762)	607
(Increase)/decrease in other non-current assets	2,774	801	(3,666)
Increase/(decrease) in other non-current liabilities	651	(1,497)	375
Increase in accounts payable and other current liabilities	1,287	165	14,574
Net cash provided by operating activities	698,912	592,107	459,482
Cash flows from investing activities:
Payments for tangible fixed assets and vessels under construction	(193,464)	(506,641)	(732,385)
Proceeds from sale and sale and leasebacks of tangible fixed assets, net	225,429	242,979	2,322
Proceeds from Floating Storage Regasification Unit ("FSRU") forthcoming sale	108,632
Other investments	(753)	(230)	(472)
Payments for right-of-use assets	(25)		(5,803)
Dividends received from associate		1,700	1,725
Purchase of short-term cash deposits	(61,000)	(2,500)
Maturity of short-term cash deposits	25,000	2,500	4,500
Increase in restricted cash			(300)
Financial income received	3,554	142	844
Net cash (used in)/provided by investing activities	107,373	(262,050)	(729,569)
Cash flows from financing activities:
Proceeds from loans and bonds, net of discount	374,659	471,867	2,138,035
Loan and bond repayments	(729,849)	(592,463)	(1,481,709)
Principal elements of lease payments	(42,262)	(14,843)	(11,150)
Payment of loan and bond issuance costs	(5,188)	(13,437)	(35,795)
Loan issuance costs received		379	792
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)		10,000
Payment of equity raising costs	(20)	(347)	(1,153)
Proceeds from private placement			36,000
Payment for cross currency swaps' ("CCSs") termination/modification			(4,052)
Payment for bond repurchase at a premium			(1,937)
Payment for interest rate swaps termination			(31,662)
Proceeds from entering into interest rate swaps			31,622
Interest paid	(164,499)	(172,772)	(169,284)
Loan/bond modification costs related to the Transaction (as defined in Note 1)		(15,718)
Payment of cash collaterals for swaps		(9,080)	(96,314)
Release of cash collaterals for swaps	990	31,557	95,067
Purchase of treasury shares or GasLog Partners' common and preference units	(49,244)	(18,388)	(2,996)
Dividends paid (common and preference)	(105,277)	(91,499)	(90,041)
Net cash provided by/(used in) financing activities	(720,690)	(414,744)	375,423
Effects of exchange rate changes on cash and cash equivalents	445	(336)	(1,814)
Increase/(decrease) in cash and cash equivalents	86,040	(85,023)	103,522
Cash and cash equivalents, beginning of the year	282,246	367,269	263,747
Cash and cash equivalents, end of the year	$ 368,286	$ 282,246	$ 367,269